Cash, Cash Equivalents and Short-term Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents:
Cash	$ 144,200,000	$ 178,922,000
Cash equivalents:
Bank time deposits	45,621,000	126,127,000
Money market funds	10,005,000	208,931,000
Total cash equivalents	55,626,000	335,058,000
Total cash and cash equivalents	199,826,000	513,980,000	643,619,000	746,423,000
Short-term investments:
Bank time deposits	513,772,000	159,495,000
Total cash, cash equivalents and short-term investments	713,598,000	673,475,000
Interest income	$ 17,000,000	$ 13,700,000	$ 7,400,000